Segment Information Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Beginning balance	$ 3,065,181	$ 1,959,223
Goodwill, Acquired During Period	130,267	1,105,674
Goodwill, Allocation Adjustment	(5,491)	(511)
Goodwill, Translation Adjustments	(32,633)	795
Ending balance	3,157,324	3,065,181
Americas Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Beginning balance	2,477,486	1,450,061
Goodwill, Acquired During Period	35,990	1,035,692
Goodwill, Allocation Adjustment	2,712	(511)
Goodwill, Translation Adjustments	(14,988)	(7,756)
Ending balance	2,501,200	2,477,486
EMEA Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Beginning balance	494,995	417,411
Goodwill, Acquired During Period	78,136	69,982
Goodwill, Allocation Adjustment	(8,203)	0
Goodwill, Translation Adjustments	(16,962)	7,602
Ending balance	547,966	494,995
APAC Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Beginning balance	92,700	91,751
Goodwill, Acquired During Period	16,141	0
Goodwill, Allocation Adjustment	0	0
Goodwill, Translation Adjustments	(683)	949
Ending balance	$ 108,158	$ 92,700